FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       May 5, 2006


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       87

Form 13F Information Table Value Total:       $155,726



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102      582    21538 SH       SOLE                             21538
Aaron Rents Inc                COM              002535201      404    14856 SH       SOLE                             14856
Abbott Laboratories            COM              002824100      405     9545 SH       SOLE                              9545
Accenture Ltd                  COM              g1150g111     2419    80450 SH       SOLE                             80450
Alltel Corp                    COM              020039103     1794    27700 SH       SOLE                             27700
Altria Group Inc               COM              02209S103      437     6165 SH       SOLE                              6165
American Express Co            COM              025816109     2143    40775 SH       SOLE                             40775
American International Group   COM              026874107     1199    18146 SH       SOLE                             18146
Amgen Inc                      COM              031162100     2764    37995 SH       SOLE                             37995
Amphenol Corp-CL A             COM              032094203     3193    61200 SH       SOLE                             61200
Avery-Dennison Corp            COM              053611109      339     5800 SH       SOLE                              5800
Bank of America Corp           COM              060505104     5271   115753 SH       SOLE                            115753
Bank of New York Co Inc        COM              064057102     2036    56500 SH       SOLE                             56500
BellSouth Corp                 COM              079860102     1230    35509 SH       SOLE                             35509
Best Buy Co Inc                COM              086516101      484     8652 SH       SOLE                              8652
Caremark Rx Inc                COM              141705103     3129    63622 SH       SOLE                             63622
Chevron Corp                   COM              166764100     3563    61462 SH       SOLE                             61462
Cisco Systems Inc              COM              17275R102     2620   120895 SH       SOLE                            120895
Citigroup Inc                  COM              172967101      669    14164 SH       SOLE                             14164
Coach Inc                      COM              189754104     4046   117018 SH       SOLE                            117018
Coca Cola Co                   COM              191216100      807    19268 SH       SOLE                             19268
Costco Wholesale Corp          COM              22160K105      298     5510 SH       SOLE                              5510
Cullen/Frost Bankers           COM              229899109     2037    37900 SH       SOLE                             37900
Danaher Corp                   COM              235851102     2657    41815 SH       SOLE                             41815
Dell Inc                       COM              24702R101     5438   182729 SH       SOLE                            182729
Dow Chemical Co                COM              260543103      321     7900 SH       SOLE                              7900
EMC Corp - Mass                COM              268648102      194    14250 SH       SOLE                             14250
East West Bancorp Inc          COM              27579R104      231     6000 SH       SOLE                              6000
Ebay Inc                       COM              278642103     2121    54396 SH       SOLE                             54396
Exxon Mobil Corp               COM              30231G102     3451    56710 SH       SOLE                             56710
Fannie Mae                     COM              313586109      406     7900 SH       SOLE                              7900
General Electric Co            COM              369604103     5459   156958 SH       SOLE                            156958
Goldman Sachs Group Inc        COM              38141g104     2730    17390 SH       SOLE                             17390
Health Management Assoc Inc    COM              421933102      507    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     3481    82288 SH       SOLE                             82288
Illinois Tool Works Inc        COM              452308109     1242    12900 SH       SOLE                             12900
Ingersoll Rand Co              COM              456866102      205     4900 SH       SOLE                              4900
International Business Machine COM              459200101      308     3729 SH       SOLE                              3729
Intuit Inc                     COM              461202103     1840    34600 SH       SOLE                             34600
John H Harland Co              COM              412639310      493    12539 SH       SOLE                             12539
Johnson & Johnson              COM              478160104     3933    66414 SH       SOLE                             66414
Kellogg Co                     COM              487836108     1852    42050 SH       SOLE                             42050
Lehman Brothers Holding Inc    COM              524908100     4286    29654 SH       SOLE                             29654
Lennar Corp                    COM              526057104     1706    28255 SH       SOLE                             28255
Lilly, Eli Co                  COM              532457108     2202    39825 SH       SOLE                             39825
Lowe's Companies               COM              548661107      651    10100 SH       SOLE                             10100
McGraw-Hill Companies Inc      COM              580645109     2657    46120 SH       SOLE                             46120
Medtronic Inc                  COM              585055106     1223    24100 SH       SOLE                             24100
Merrill Lynch & Co             COM              590188108     2510    31875 SH       SOLE                             31875
Microsoft Corp                 COM              594918104     4362   160321 SH       SOLE                            160321
National Western Life Insuranc COM              638522102      232     1000 SH       SOLE                              1000
Nike Inc Cl B                  COM              654106103     2327    27340 SH       SOLE                             27340
Nordstrom Inc                  COM              655664100     1524    38900 SH       SOLE                             38900
Northern Trust Corp.           COM              665859104      689    13120 SH       SOLE                             13120
Omnicom Group                  COM              681919106     1717    20625 SH       SOLE                             20625
Paychex Inc                    COM              704326107     2058    49400 SH       SOLE                             49400
Pfizer Inc                     COM              717081103      505    20275 SH       SOLE                             20275
Praxair Inc                    COM              74005P104     1925    34900 SH       SOLE                             34900
Procter & Gamble Co            COM              742718109     3372    58516 SH       SOLE                             58516
Sandisk Corp                   COM              80004C101     2817    48975 SH       SOLE                             48975
Schering Plough Corp           COM              806605101      208    10975 SH       SOLE                             10975
Smith International Inc        COM              832110100      410    10528 SH       SOLE                             10528
Southern Co                    COM              842587107      362    11038 SH       SOLE                             11038
Sprint Nextel                  COM              852061100     1942    75150 SH       SOLE                             75150
St Jude Medical Inc            COM              790849103     2822    68830 SH       SOLE                             68830
Stryker Corp                   COM              863667101     2523    56905 SH       SOLE                             56905
SunTrust Banks Inc             COM              867914103      637     8748 SH       SOLE                              8748
Symantec Corp                  COM              871503108      360    21400 SH       SOLE                             21400
Synovus Financial Corp         COM              87161C105     1673    61750 SH       SOLE                             61750
Texas Instruments Inc          COM              882508104     1702    52425 SH       SOLE                             52425
United Parcel Service -CL B    COM              911312106     2266    28550 SH       SOLE                             28550
United Technologies Corp       COM              913017109     4429    76394 SH       SOLE                             76394
UnitedHealth Group Inc         COM              91324p102     2769    49575 SH       SOLE                             49575
Wachovia Corp                  COM              929903102      951    16960 SH       SOLE                             16960
Wal-Mart Stores Inc            COM              931142103     2738    57960 SH       SOLE                             57960
Walgreen Co                    COM              931422109      968    22450 SH       SOLE                             22450
Wellpoint Inc                  COM              94973V107      931    12025 SH       SOLE                             12025
Wells Fargo Company            COM              949746101     2993    46865 SH       SOLE                             46865
Wm Wrigley Jr Co               COM              982526105     1603    25050 SH       SOLE                             25050
Wyeth                          COM              983024100     3012    62075 SH       SOLE                             62075
XTO Energy Inc                 COM              98385X106     3466    79545 SH       SOLE                             79545
American EuroPacific Growth Fu                  298706102      243 5506.717000SH     SOLE                        5506.717000
American High Income Tr SBI                     026547109      167 13548.635000SH    SOLE                        13548.635000
American Wash Mutual Invst-A                    939330106      275 8591.843000SH     SOLE                        8591.843000
Columbia Marsico Growth Fd Cl                   638914473      276 14152.901000SH    SOLE                        14152.901000
Munder Midcap Core Growth Fd C                  626124283      234 9336.675000SH     SOLE                        9336.675000
New Perspective Fund Cl A                                      259 8563.119000SH     SOLE                        8563.119000